Stock Option Plan (Details) - Schedule of Stock-Based Compensation Expense for Stock Options - Selling, General and Administrative Expenses [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 1,128,244	$ 1,180,779	$ 3,197,471	$ 4,487,003
Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	663,369	633,883	2,014,240	1,959,648	$ 2,634,486	$ 2,643,242
Restricted stock [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	423,928	377,790	1,409,735	2,178,883	$ 2,395,580	$ 1,514,120
Stock options - modified options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	9,721	16,791	33,971	55,307
Profit interest units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 31,226	$ 152,315	$ (260,475)	$ 293,165